Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pool	$ 2,400.0	$ 2,500.0
Non-capital losses	1,900.0	2,100.0
Non-capital losses for which deferred tax asset has not been recognized		1,646.2
Realized and unrealized net capital losses	711.2	591.5
Deferred tax assets unrecognised tax credits		378.6
Tax benefit arising from federal scientific research and development	61.3
Deferred tax assets	$ 246.4	$ 0.0